BETTER 10K - GOODWILL AND INTERNAL USE SOFTWARE AND OTHER INTANGIBLE ASSETS, NET - Narrative (Details)			1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 01, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Sep. 30, 2021 USD ($) business	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Business Acquisition [Line Items]
Number of businesses acquired | business				2
Restructuring, Settlement and Impairment Provisions					$ 679,000	$ 45,781,000	$ 11,798,000	$ 212,490,000	$ 247,693,000	$ 17,048,000
Goodwill impairment					0	0	0	0	0	0
Capitalized software					5,000,000	3,000,000	12,400,000	22,800,000	27,600,000	61,900,000
Capitalized stock-based compensation costs					2,500,000	800,000	3,874,000	2,967,000	4,051,000	8,972,000
Amortization of Intangible Assets					9,300,000	9,000,000	28,098,000	26,078,000	35,368,000	19,573,000
Impairment of intangibles					$ 0	$ 0	$ 0	$ 0	2,000,000	0
Trussle Lab Ltd
Business Acquisition [Line Items]
Cash paid for business acquisition				$ 1,400,000
LHE Holdings Limited
Business Acquisition [Line Items]
Cash paid for business acquisition				6,200,000
Total consideration transferred				$ 10,100,000
Deferred consideration										$ 3,900,000
U.K. Banking Entity
Business Acquisition [Line Items]
Total consideration transferred	$ 15,200,000		$ 15,200,000
Equity investment in banking entity									$ 2,400,000
Restructuring, Settlement and Impairment Provisions		$ 300,000